Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Capital Expenditure (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	¥ 53,808,767	$ 7,729,146
2021	¥ 448,000	$ 64,351